SHARE INCENTIVE PLAN - Share-based compensation expenses (Details) - Share-Based Payment Arrangement, Option [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SHARE INCENTIVE PLAN
Share-based compensation recognized	$ 673	$ 924	$ 1,198
Total unrecognized compensation expenses relating to unvested share options	$ 714	$ 544	$ 1,469
Weighted average period	2 years 7 months 20 days	1 year 9 months 7 days	1 year 6 months 3 days